Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Accrued Expenses [Abstract]
Accrued research and development expenses	$ 7,244	$ 10,734
Accrued compensation-related expenses	1,882	2,364
Accrued other expenses	1,292	1,065
Total accrued expenses	$ 10,418	$ 14,163